Share-based payments	12 Months Ended
Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments
17.	Share-based payments

(a)	Warrants

The following is a summary of the changes in warrants from January 1, 2017 to December 31, 2018:

	Weighted average exercise price	Number of warrants	Share-based reserve
Balance at January 1, 2017	$0.24	45,885,172	$3,983
Exercise of warrants	0.23	(7,211,308)	(619)
Expiry of warrants	0.70	(19,210)	-
Balance at December 31, 2017	$0.24	38,654,654	$3,364
Exercise of warrants	0.14	(13,114,336)	(1,816)
Expiry of warrants	0.08	(82,695)	-
Balance at December 31, 2018	$0.26	25,457,623	$1,548

As at December 31, 2018, the Company had outstanding warrants as follows:

Grant date	Expiry date	Number of warrants	Weighted average exercise price
October 8, 2015 - October 28, 2015	October 8, 2020 - October 28, 2020	4,586,785	$0.31
May 13, 2016 - May 27, 2016	May 13, 2021 - May 27, 2021	20,870,838	0.25
		25,457,623	$0.26

(b)	Stock options

(i)	Stock option plans

The Company had adopted an amended and restated stock option plan dated May 26, 2015 (the "2015 Stock Option Plan") which was approved by shareholders of the Company at the annual and general meeting of shareholders held on June 28, 2017. The 2015 Stock Option Plan allowed the Board to award options to purchase shares to certain directors, officers, key employees and service providers of the Company.

On June 28, 2018, the shareholders of the Company approved a new stock option plan (the "2018 Stock Option Plan") which superseded the 2015 Stock Option Plan. No further awards will be granted under the 2015 Stock Option Plan; however, shares may be purchased via option exercise by the holders of any outstanding stock options previously issued under the 2015 Stock Option Plan.

17.	Share-based payments (continued)

(b)	Stock options (continued)

(i)	Stock option plans (continued)

Participants under the 2018 Option Plan are eligible to be granted options to purchase shares at an exercise price established upon approval of the grant by the Board. When options are granted, the exercise price is, with respect to a particular date, the closing price as reported by the TSX on the immediately preceding trading day (the "Fair Market Value"). The 2018 Option Plan does not authorize grants of options with an exercise price below the Fair Market Value.

Vesting conditions for grants of options are determined by the Board. The typical vesting for employee grants is quarterly vesting over five years, and the typical vesting for directors and executive officers is quarterly vesting over three to five years. The term of the options is established by the Board, provided that the term of an option may not exceed seven years from the date of the grant.

The 2018 Option Plan also provides for the issuance of share appreciation rights ("SARs") in tandem with options. Each SAR entitles the holder to surrender to the Company, unexercised, the right to subscribe for shares pursuant to the related option and to receive from the Company a number of shares, rounded down to the next whole share, with a Fair Market Value on the date of exercise of each such SAR that is equal to the difference between such Fair Market Value and the exercise price under the related option, multiplied by the number of shares that cease to be available under the option as a result of the exercise of the SAR, subject to satisfaction of applicable withholding taxes and other source deductions. Each unexercised SAR terminates when the related option is exercised or the option terminates, including upon a change in control. Upon each exercise of a SAR, in respect of a share covered by an option, such option is cancelled and is of no further force or effect in respect of such share.

(ii)	Summary of changes

The following is a summary of the changes in options from January 1, 2017 to December 31, 2018:

	Weighted average exercise price	Number of options	Share-based reserve
Balance at January 1, 2017	$1.10	6,177,594	$735
Issuance of options	2.82	6,402,000	-
Exercise of options	1.03	(571,246)	(308)
Cancellation of options	1.15	(404,598)	-
Vesting of issued options	-	-	1,862
Balance at December 31, 2017	$2.05	11,603,750	$2,289
Issuance of options	8.23	1,910,000	-
Exercise of options	1.41	(597,379)	(286)
Cancellation of options	2.43	(13,376)	-
Vesting of issued options	-	-	4,238
Balance at December 31, 2018	$2.99	12,902,995	$6,241

17.	Share-based payments (continued)

(b)	Stock options (continued)

(ii)	Summary of changes (continued)

The weighted average share price at the dates the options were exercised during the year ended December 31, 2018 was $9.37 per share (2017 - $3.66 per share).

As at December 31, 2018, the Company had outstanding and exercisable options as follows:

				Weighted average
Grant date	Vesting terms	Expiry date	Number of options	Exercise price	Remaining contractual life (in years)
August 5, 2016	Evenly over 48 months	August 5, 2021	1,058,334	$0.50	2.60
October 6, 2016	Evenly over 48 months	October 6, 2021	3,411,699	1.23	2.77
November 21, 2016	Evenly over 48 months	November 21, 2021	182,000	1.84	2.89
April 12, 2017	Evenly over 48 months	April 12, 2022	3,273,020	3.14	3.28
August 23, 2017	Evenly over 48 months	August 23, 2022	2,872,941	2.42	3.65
November 9, 2017	Evenly over 48 months	November 9, 2022	200,000	3.32	3.86
January 30, 2018	Evenly over 48 months	January 30, 2023	275,001	8.40	4.08
January 31, 2018	Evenly over 48 months	January 31, 2023	150,000	9.00	4.09
May 18, 2018	Evenly over 48 months	May 18, 2023	1,195,000	7.57	4.38
June 28, 2018	Evenly over 60 months	June 28, 2023	180,000	8.22	4.49
September 13, 2018	Evenly over 48 months	September 13, 2025	25,000	14.70	6.71
October 12, 2018	Evenly over 48 months	October 12, 2025	30,000	11.80	6.79
December 14, 2018	Evenly over 20 quarters	December 14, 2025	50,000	15.29	6.96
Outstanding at December 31, 2018			12,902,995	$2.99	3.35
Exercisable at December 31, 2018			5,648,656	$2.28	3.14

These options shall expire at the earlier of 180 days of the death, disability or incapacity of the holder or specified expiry date, and can only be settled in common shares.

As at December 31, 2018, the weighted average exercise price of options outstanding was $2.99 per option (2017 - $2.05 per option). The weighted average exercise price of options exercisable was $2.28 per option (2017 - $1.71 per option).

(iii)	Fair value of options issued

The fair value of the options issued during the year was determined using the Black-Scholes option pricing model, using the following inputs:

	2018	2017
Share price at grant date (per share)	$7.57 - $15.29	$2.42 - $3.27
Exercise price (per option)	$7.57 - $15.29	$2.42 - $3.32
Risk-free interest rate	1.93% - 2.45%	0.96% - 1.59%
Expected life of options (in years)	5 - 7	5
Expected annualized volatility	55%	55%
Expected dividend yield	0%	0%
Weighted average Black-Scholes value at grant date (per option)	$4.09	$1.39

Volatility was estimated by using the historical volatility of the Company, adjusted for the Company's expectation of volatility going forward. The expected life in years represents the period of time that the options granted are expected to be outstanding. The risk-free interest rate was based on Bank of Canada government bonds with a remaining term equal to the expected life of the options.